Debt - Additional Information (Details 1) - USD ($)							12 Months Ended
	Dec. 13, 2023	Dec. 03, 2023	Nov. 16, 2023	Oct. 03, 2023	Sep. 13, 2023	Aug. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 14, 2023	Dec. 21, 2022	Sep. 30, 2022	Jul. 19, 2022	Mar. 21, 2022
7GC Co Holdings INC [Member]
Debt Instrument [Line Items]
Debt instrument conversion price per share										$ 10
Class A Common Stock [Member]
Debt Instrument [Line Items]
Aggregate principal amount									$ 1,500,000
Alco September Promissory Note [Member] | Put Option [Member] | Measurement Input, Discount for Lack of Marketability [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 500,000	$ 1,000,000
Estimated re-levered equity volatility rate	47.00%		54.00%	52.00%	54.00%
Holding period for shares	5 months 26 days		7 months 6 days	8 months 19 days	9 months 7 days
Commensurate risk-free rate	5.20%		5.20%	5.40%	5.30%
Expected percentage of completing the Merger	100.00%		100.00%	80.00%	80.00%
Lock-up period	180 days	180 days	180 days		180 days
Net proceeds from issuance of convertible promissory notes				$ 500,000	$ 1,000,000
Alco September Promissory Note [Member] | Put Option [Member] | Measurement Input, Discount for Lack of Marketability [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of discount lack of marketability	12.00%		15.00%	15.00%	16.00%
Alco September Promissory Note [Member] | Put Option [Member] | Measurement Input, Discount for Lack of Marketability [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of discount lack of marketability	7.50%		9.50%	10.00%	10.70%
Alco October Share Transfer Agreement [Member] | Alco September Promissory Note [Member] | 7GC Co Holdings INC [Member]
Debt Instrument [Line Items]
Debt conversion, description							for each $10.00 in principal borrowed under the Alco September Promissory Note, the Sponsor agreed to forfeit one share of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive one New Banzai Class A Share
Debt instrument conversion price per share					$ 10
Number of shares issued upon conversion of promissory note					150,000
Lock-up period					180 days
Alco October Share Transfer Agreement [Member] | Alco September Promissory Note [Member] | Class A Common Stock [Member] | 7GC Co Holdings INC [Member]
Debt Instrument [Line Items]
Number of shares issued upon conversion of promissory note					1
Alco October Share Transfer Agreement [Member] | Alco September Promissory Note [Member] | Class B Common Stock [Member] | 7GC Co Holdings INC [Member]
Debt Instrument [Line Items]
Number of shares forfeited upon conversion of promissory note					1
November 2023 Share Transfer Agreement [Member] | Alco November Promissory Note [Member] | 7GC Co Holdings INC [Member]
Debt Instrument [Line Items]
Debt conversion, description							for each $10.00 in principal borrowed under the Alco November Promissory Note, the Sponsor agreed to forfeit one share of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive one New Banzai Class A Share
Debt instrument conversion price per share			$ 10
Number of shares issued upon conversion of promissory note			75,000
Lock-up period			180 days
November 2023 Share Transfer Agreement [Member] | Alco November Promissory Note [Member] | Class A Common Stock [Member] | 7GC Co Holdings INC [Member]
Debt Instrument [Line Items]
Number of shares issued upon conversion of promissory note			1
November 2023 Share Transfer Agreement [Member] | Alco November Promissory Note [Member] | Class B Common Stock [Member] | 7GC Co Holdings INC [Member]
Debt Instrument [Line Items]
Number of shares forfeited upon conversion of promissory note			1
December 2023 Share Transfer Agreement [Member] | Alco November Promissory Note [Member] | 7GC Co Holdings INC [Member]
Debt Instrument [Line Items]
Debt conversion, description							for each $10.00 in principal borrowed under the December 2023 Note, the Sponsor agreed to forfeit three shares of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive three New Banzai Class A Shares
Debt instrument conversion price per share	$ 10
Number of shares issued upon conversion of promissory note	600,000
Lock-up period	180 days
December 2023 Share Transfer Agreement [Member] | Alco November Promissory Note [Member] | Class A Common Stock [Member] | 7GC Co Holdings INC [Member]
Debt Instrument [Line Items]
Number of shares issued upon conversion of promissory note	3
December 2023 Share Transfer Agreement [Member] | Alco November Promissory Note [Member] | Class B Common Stock [Member] | 7GC Co Holdings INC [Member]
Debt Instrument [Line Items]
Number of shares forfeited upon conversion of promissory note	3
Alco [Member]
Debt Instrument [Line Items]
Aggregate principal amount												$ 2,101,744	$ 2,000,000
Debt instrument, interest rate													15.00%
Interest expense debt								$ 124,621
Alco [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Equity percentage owned percentage													5.00%
Alco [Member] | Alco August Promissory Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount						$ 150,000
Debt instrument, interest rate						8.00%
Debt instrument, maturity date						Apr. 29, 2024
Interest expense							$ 4,494
Interest expense debt							4,044
Debt related commitement fees and debt issuance costs							450
Principal amount outstanding							150,000
Accrued interest outstanding							$ 4,044
Debt instrument unamortized debt issuance costs gross						$ 3,711
Alco [Member] | Alco August Promissory Note [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Equity percentage owned percentage						10.00%
Alco [Member] | Alco September Promissory Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount					$ 1,500,000
Equity percentage owned percentage							10.00%
Debt instrument, interest rate					8.00%
Debt instrument, maturity date					Jan. 10, 2024
Interest expense							$ 478,815
Interest expense debt							30,575
Debt related commitement fees and debt issuance costs							448,240
Principal amount outstanding							1,500,000
Accrued interest outstanding							30,575
Alco [Member] | Alco November Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate			8.00%
Debt instrument, maturity date			Apr. 13, 2024
Interest expense							94,005
Interest expense debt							7,397
Debt related commitement fees and debt issuance costs							86,608
Principal amount outstanding							750,000
Accrued interest outstanding							$ 7,397
Debt instrument unamortized debt issuance costs gross			$ 363,905
Alco [Member] | Alco November Promissory Note [Member] | Maximum [Member]
Debt Instrument [Line Items]
Aggregate principal amount			$ 750,000
Third-party Creditors [Member] | Third Party Convertible Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount											$ 1,435,000
Third-party Creditors [Member] | 2022 Third Party Convertible Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount											$ 1,761,206